Post-employment Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Post-employment Benefits
Schedule of actuarial assumptions-present value of defined benefit obligations

	2020	2019
Discount rate	6.6%	7.0%
Salary increase	5.0%	5.0%
Inflation rate	3.5%	3.5%

Schedule of reconciliation between defined benefit obligations and post-employment benefit liability (asset)

The reconciliation between defined benefit obligations and post-employment benefit liability (asset) in the consolidated statements of financial position as of December 31, 2020 and 2019, is presented as follows:

			Seniority
	Pensions		Premiums		2020
Vested benefit obligations	Ps.	556,619	Ps.	376,122	Ps.	932,741
Unvested benefit obligations		2,077,506		266,153		2,343,659
Defined benefit obligations		2,634,125		642,275		3,276,400
Fair value of plan assets		909,324		286,425		1,195,749
Underfunded status of the plan assets		1,724,801		355,850		2,080,651
Post-employment benefit liability	Ps.	1,724,801	Ps.	355,850	Ps.	2,080,651

			Seniority
	Pensions		Premiums		2019
Vested benefit obligations	Ps.	449,752	Ps.	338,962	Ps.	788,714
Unvested benefit obligations		1,890,108		168,786		2,058,894
Defined benefit obligations		2,339,860		507,748		2,847,608
Fair value of plan assets		1,051,076		328,420		1,379,496
Underfunded status of the plan assets		1,288,784		179,328		1,468,112
Post-employment benefit liability	Ps.	1,288,784	Ps.	179,328	Ps.	1,468,112

Schedule of net periodic pension and seniority premium cost

	2020		2019
Service cost	Ps.	148,987	Ps.	131,662
Interest cost		187,470		193,344
Prior service cost for plan amendments		40,542		46,846
Interest on plan assets		(84,973)		(112,788)
Net periodic cost	Ps.	292,026	Ps.	259,064

Schedule of defined benefit obligations, plan assets and funded status

			Seniority
	Pensions		Premiums		2020		2019
Defined benefit obligations:
Beginning of year	Ps.	2,339,860	Ps.	507,748	Ps.	2,847,608	Ps.	2,477,527
Service cost		90,045		58,942		148,987		131,662
Interest cost		150,253		37,217		187,470		193,344
Benefits paid		(154,542)		(66,642)		(221,184)		(215,474)
Remeasurement of post-employment benefit obligations		198,995		73,982		272,977		213,703
Past service cost		9,514		31,028		40,542		46,846
End of year		2,634,125		642,275		3,276,400		2,847,608

Fair value of plan assets:
Beginning of year		1,051,076		328,420		1,379,496		1,515,030
Return on plan assets		63,478		21,495		84,973		112,788
Contributions		600		—		600		—
Remeasurement on plan assets		(51,288)		(20,048)		(71,336)		(33,389)
Benefits paid		(154,542)		(43,442)		(197,984)		(214,933)
End of year		909,324		286,425		1,195,749		1,379,496
Unfunded status by the plan assets	Ps.	1,724,801	Ps.	355,850	Ps.	2,080,651	Ps.	1,468,112

Schedule of post-employment benefits

The changes in the net post-employment liability (asset) in the consolidated statements of financial position as of December 31, 2020 and 2019, are as follows:

			Seniority
	Pensions		Premiums		2020		2019

Beginning of net post-employment liability (asset)	Ps.	1,288,784	Ps.	179,328	Ps.	1,468,112	Ps.	962,497
Net periodic cost		186,334		105,692		292,026		259,064
Contributions		(600)		—		(600)		—
Remeasurement of post-employment benefits		250,283		94,030		344,313		247,092
Benefits paid		—		(23,200)		(23,200)		(541)
Ending net post-employment liability	Ps.	1,724,801	Ps.	355,850	Ps.	2,080,651	Ps.	1,468,112

The post-employment benefits as of December 31, 2020 and 2019 and remeasurements adjustments for the years ended December 31, 2020 and 2019, are summarized as follows:

	2020		2019
Pensions:
Defined benefit obligations	Ps.	2,634,125	Ps.	2,339,860
Plan assets		909,324		1,051,076
Unfunded status of plans		1,724,801		1,288,784
Remeasurements adjustments (1)		250,283		183,002

Seniority premiums:
Defined benefit obligations	Ps.	642,275	Ps.	507,748
Plan assets		286,425		328,420
Unfunded status of plans		355,850		179,328
Remeasurements adjustments (1)		94,030		64,090

(1)	On defined benefit obligations and plan assets.

Schedule of plan asset allocation

	2020	2019
Equity securities (1)	28.8%	28.6%
Fixed rate instruments	71.2%	71.4%
Total	100.0%	100.0%

(1)	Included within plan assets at December 31, 2020 and 2019, are shares of the Company held by the trust with a fair value of Ps.101,690 and Ps.136,963, respectively.

Schedule of plan assets measured at fair value

The following table summarizes the Group’s plan assets measured at fair value on a recurring basis as of December 31, 2020 and 2019:

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2020		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	101,690	Ps.	101,690	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments) (2)		231,837		231,837		—		—
Money market securities (3)		607,658		607,658		—		—
Other equity securities		254,564		254,564		—		—
Total investment assets	Ps.	1,195,749	Ps.	1,195,749	Ps.	—	Ps.	—

			Quoted Prices in		Internal Models		Internal Models
	Balance as of		Active Markets		with Significant		with Significant
	December 31,		for Identical		Observable		Unobservable
	2019		Assets (Level 1)		Inputs (Level 2)		Inputs (Level 3)
Common Stocks (1)	Ps.	136,963	Ps.	136,963	Ps.	—	Ps.	—
Mutual funds (fixed rate instruments) (2)		218,269		218,269		—		—
Money market securities (3)		766,181		766,181		—		—
Other equity securities		258,083		258,083		—		—
Total investment assets	Ps.	1,379,496	Ps.	1,379,496	Ps.	—	Ps.	—

(1)	Common stocks are valued at the closing price reported on the active market on which the individual securities are traded. All common stock included in this line item relate to the Company’s CPOs.
(2)	Mutual funds consist of fixed rate instruments. These are valued at the net asset value provided by the administrator of the fund.
(3)	Money market securities consist of government debt securities, which are valued based on observable prices from the new issue market, benchmark quotes, secondary trading and dealer quotes.

Schedule of the weighted average durations of the defined benefit plans

	2020	2019
Seniority Premiums	8.6 years	8.2 years
Pensions	5.7 years	7.0 years